Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	WESTERN RESERVE BANCORP INC
Entity Central Index Key	0001051473
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		587,136
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 6,564,437
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No